ALPINE EQUITY TRUST
ALPINE SERIES TRUST

SUPPLEMENT DATED APRIL 4, 2016
TO THE PROSPECTUS
DATED FEBRUARY 29, 2016, AS AMENDED MARCH 7, 2016 AND
STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016

The following replaces the fee table and footnotes and expense example in the section of Alpine International Real Estate Equity Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a contractual fee waiver with respect to the management fee, which took effect as of April 1, 2016.

Alpine International Real Estate Equity Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.41%	0.41%
Interest Expense	0.02%	0.02%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	1.70%	1.45%
Fee Waivers and/or Expense Reimbursements(2)	(0.05)%	(0.05)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.65%	1.40%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive the management fee of the Fund by 0.05% through April 1, 2017.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$709	$1,052	$1,418	$2,444
Institutional Class	$143	$454	$787	$1,731

The following replaces the fee table and footnotes and expense example in the section of Alpine Realty Income & Growth Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a lower expense limitation for Class A and Institutional Class shares of the Fund, which took effect as of April 1, 2016.

Alpine Realty Income & Growth Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.31%	0.31%
Interest Expense	0.04%	0.04%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.61%	1.36%
Fee Waivers and/or Expense Reimbursements(2)	(0.06)%	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.55%	1.30%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense and acquired fund fees and expenses. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$699	$1,025	$1,373	$2,351
Institutional Class	$132	$425	$739	$1,630

The following replaces the fee table and footnotes and expense example in the section of Alpine Emerging Markets Real Estate Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a contractual fee waiver with respect to the management fee, which took effect as of April 1, 2016.

Alpine Emerging Markets Real Estate Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	1.97%	1.97%
Total Annual Fund Operating Expenses	3.22%	2.97%
Fee Waivers and/or Expense Reimbursements(2)	(1.62)%	(1.62)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.60%	1.35%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive the management fee of the Fund by 0.05% through April 1, 2017. The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to March 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$704	$1,344	$2,008	$3,773
Institutional Class	$137	$766	$1,420	$3,175

The following replaces the “Foreign and Emerging Market Securities Risk” disclosure with respect to Alpine Emerging Markets Real Estate Fund in the Fund’s Prospectus on page 18:

Foreign and Emerging Market Securities Risk — The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value of these securities. To the extent the Fund focuses its investments in a single country or only a few countries in a particular geographic region, economic, political, regulatory or other conditions affecting such country or region may have a greater impact on Fund performance relative to a more geographically diversified fund.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

As of the date of the Prospectus, the Fund is subject to the risks specific to investing in China. China is an emerging market and demonstrates significantly higher volatility form time to time in comparison to developed markets.

The following replaces the fee table and footnotes and expense example in the section of Alpine Dynamic Dividend Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a lower expense limitation for Class A and Class IS shares of the Fund, which took effect as of April 1, 2016.

Alpine Dynamic Dividend Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.24%	0.24%
Interest Expense	0.03%	0.03%
Total Annual Fund Operating Expenses(2)	1.52%	1.27%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$696	$1,004	$1,333	$2,263
Institutional Class	$129	$403	$697	$1,534

The following replaces the fee table and footnotes and expense example in the section of Alpine Financial Services Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a lower expense limitation for Class A and Institutional Class shares of the Fund, which took effect as of April 1, 2016.

Alpine Financial Services Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.82%	0.82%
Interest Expense	0.04%	0.04%
Acquired Fund Fees and Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	2.32%	2.07%
Fee Waivers and/or Expense Reimbursements(2)	(0.57)%	(0.57)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.75%	1.50%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of interest expense and acquired fund fees and expenses. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$718	$1,183	$1,673	$3,018
Institutional Class	$153	$594	$1,061	$2,355

The following replaces the fee table and footnotes and expense example in the section of Alpine Small Cap Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a decrease in the management fee of the Fund as a result of a contractual fee waiver and a lower expense limitation for Class A and Institutional Class shares of the Fund, each which took effect as of April 1, 2016.

Alpine Small Cap Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses	0.90%	0.90%
Total Annual Fund Operating Expenses	2.15%	1.90%
Fee Waivers and/or Expense Reimbursements(2)	(0.65)%	(0.65)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.50%	1.25%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive the management fee of the Fund by 0.05% through April 1, 2017. The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$694	$1,127	$1,585	$2,848
Institutional Class	$127	$534	$966	$2,169

The following replaces the fee table and footnotes and expense example in the section of Alpine Rising Dividend Fund’s Prospectus titled “Fees and Expenses of the Fund” in order to disclose a lower expense limitation for Class A and Institutional Class shares of the Fund, which took effect as of April 1, 2016.

Alpine Rising Dividend Fund

Shareholder Fees (fees paid directly from your investment)	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load)	None(1)	None
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and Service (12b-1) Fee	0.25%	None
Other Expenses	0.93%	0.93%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	2.19%	1.94%
Fee Waivers and/or Expense Reimbursements(2)	(0.68)%	(0.68)%
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.51%	1.26%

(1)	A contingent deferred sales change of 1.00% will be applied if shares are redeemed within 12 months of purchasing Class A shares as part of an investment greater than $1,000,000 if no front-end sales charge was paid at the time of purchase and a concession was paid to the financial intermediary or dealer.

(2)	The Adviser has agreed contractually to waive and/or reimburse expenses of the Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap as a result of acquired fund fees and expenses. This arrangement cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of the Fund for any year to exceed the limits described above.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods
•	Your investment has a 5% return each year and the Fund’s operating expenses remain the same
•	You reinvest all distributions and dividends without a sales charge (if sales charges were included your costs would be higher)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$695	$1,136	$1,601	$2,885
Institutional Class	$128	$543	$984	$2,209

The following disclosure is added to the Funds’ Prospectus on page 68:

Investing in China Risk (Emerging Markets Fund) — As of the date of this Prospectus, the Emerging Market Fund is subject to the risks specific to investing in China. China is an emerging market and demonstrates significantly higher volatility from time to time in comparison to developed markets. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. However, Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries, including military conflicts in response to such events, may also disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Export growth continues to be a major driver of China's rapid economic growth. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China's key trading partners may have an adverse impact on the Chinese economy. Investments in Hong Kong listed securities may subject the Fund to exposure to Chinese companies.

The following replaces the applicable disclosure in the section of the Funds’ Prospectus titled “Management of the Funds – Investment Adviser”:

In return for these services, facilities and payments, the Funds (except for Income & Growth Fund, Global Infrastructure Fund, Global Realty Fund, Dynamic Dividend Fund and Rising Dividend Fund) have each agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 1.00% of the average daily net assets of the Funds. For each of International Fund, Emerging Markets Fund and Small Cap Fund, the Adviser has contractually agreed to a 0.05% waiver of its management fee from April 1, 2016 to April 1, 2017. The Income & Growth Fund and Global Infrastructure Fund have each agreed to pay as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rates of 1.00% of the average daily net assets of the Fund on the first $250 million of assets, 0.95% of the average daily net assets of the Fund on the next $500 million in assets, 0.90% of the average daily net assets of the Fund on the next $250 million in assets, and 0.80% of the average daily net assets of the Fund in excess of $1 billion. The Global Realty Fund has agreed to pay as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rates of 1.00% of the average daily net assets of the Fund on the first $750 million of assets, 0.90% of the average daily net assets of the Fund on the next $250 million in assets, and 0.80% of the average daily net assets of the Fund in excess of $1 billion. The Dynamic Dividend Fund and Rising Dividend Fund have each agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly fee computed at the annual rate of 1.00% of the average daily net assets of the Fund on the first $250 million in assets and 0.95% of the average daily net assets of the Fund in excess of $250 million.

The Adviser has agreed contractually to waive and/or reimburse expenses of each Fund (except for International Fund, Emerging Markets Fund and Global Infrastructure Fund) so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The Adviser has agreed contractually to waive and/or reimburse expenses of Emerging Markets Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Infrastructure Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.45% of the average net assets of the Class A shares and 1.20% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to March 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The following replaces the applicable disclosure in the section of the Funds’ Statement of Additional Information titled “Investment Advisory Arrangements”:

The Adviser has agreed contractually to waive and/or reimburse expenses of each Fund (except for the International Fund, Emerging Markets Fund and Global Infrastructure Fund) so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.50% of the average net assets of the Class A shares and 1.25% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to April 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

The Adviser has agreed contractually to waive and/or reimburse expenses of Emerging Markets Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.60% of the average net assets of the Class A shares and 1.35% of the average net assets of the Institutional Class shares. The Adviser has agreed contractually to waive and/or reimburse expenses of Global Infrastructure Fund so that total annual fund operating expenses (including 12b-1 fees, but excluding brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.45% of the average net assets of the Class A shares and 1.20% of the average net assets of the Institutional Class shares. These arrangements cannot be terminated prior to March 1, 2017 without the Board of Trustees’ consent. The Adviser may recapture amounts waived and/or reimbursed to a class if such recapture occurs within three years of the waiver and/or reimbursement and does not cause the total annual fund operating expenses of a Fund for any year to exceed the limits described above.

Please retain this Supplement for future reference.